Accumulated Other Comprehensive (Loss) / Income - Changes in AOCI by Component (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Unrealized Gain / (Loss) on cash flow hedges
AOCI - Balance, January 1, 2013	$ (651,896)
OCI before reclassifications	986,049
Amounts reclassified from AOCI	(211,203)
Net current-period OCI	774,846	(216,807)
AOCI - Balance, June 30, 2013	$ 122,950